TRADE AND OTHER RECEIVABLES - Aging Analysis of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [Line Items]
Expected loss rate	1.03%	0.96%
Trade receivable, net	$ 147,033	$ 143,016
Current
Disclosure of financial assets [Line Items]
Expected loss rate	0.06%	0.09%
Past due | 1-30 days
Disclosure of financial assets [Line Items]
Expected loss rate	0.45%	0.77%
Past due | 31-60 days
Disclosure of financial assets [Line Items]
Expected loss rate	4.31%	4.29%
Past due | 61-90 days
Disclosure of financial assets [Line Items]
Expected loss rate	5.11%	4.84%
Past due | 91-120 days
Disclosure of financial assets [Line Items]
Expected loss rate	5.99%	2.83%
Past due | >120 days
Disclosure of financial assets [Line Items]
Expected loss rate	61.32%	24.62%
Trade receivables
Disclosure of financial assets [Line Items]
Trade receivable, net	$ 103,535	$ 102,789
Trade receivables | Current
Disclosure of financial assets [Line Items]
Trade receivable, net	83,080	85,605
Trade receivables | Past due | 1-30 days
Disclosure of financial assets [Line Items]
Trade receivable, net	13,595	11,372
Trade receivables | Past due | 31-60 days
Disclosure of financial assets [Line Items]
Trade receivable, net	5,357	2,477
Trade receivables | Past due | 61-90 days
Disclosure of financial assets [Line Items]
Trade receivable, net	929	1,042
Trade receivables | Past due | 91-120 days
Disclosure of financial assets [Line Items]
Trade receivable, net	157	275
Trade receivables | Past due | >120 days
Disclosure of financial assets [Line Items]
Trade receivable, net	417	2,018
Gross carrying amount - trade receivables | Trade receivables
Disclosure of financial assets [Line Items]
Trade receivable, net	104,612	103,789
Gross carrying amount - trade receivables | Trade receivables | Current
Disclosure of financial assets [Line Items]
Trade receivable, net	83,133	85,686
Gross carrying amount - trade receivables | Trade receivables | Past due | 1-30 days
Disclosure of financial assets [Line Items]
Trade receivable, net	13,657	11,460
Gross carrying amount - trade receivables | Trade receivables | Past due | 31-60 days
Disclosure of financial assets [Line Items]
Trade receivable, net	5,598	2,588
Gross carrying amount - trade receivables | Trade receivables | Past due | 61-90 days
Disclosure of financial assets [Line Items]
Trade receivable, net	979	1,095
Gross carrying amount - trade receivables | Trade receivables | Past due | 91-120 days
Disclosure of financial assets [Line Items]
Trade receivable, net	167	283
Gross carrying amount - trade receivables | Trade receivables | Past due | >120 days
Disclosure of financial assets [Line Items]
Trade receivable, net	1,078	2,677
Loss allowances | Trade receivables
Disclosure of financial assets [Line Items]
Trade receivable, net	(1,077)	(1,000)
Loss allowances | Trade receivables | Current
Disclosure of financial assets [Line Items]
Trade receivable, net	(53)	(81)
Loss allowances | Trade receivables | Past due | 1-30 days
Disclosure of financial assets [Line Items]
Trade receivable, net	(62)	(88)
Loss allowances | Trade receivables | Past due | 31-60 days
Disclosure of financial assets [Line Items]
Trade receivable, net	(241)	(111)
Loss allowances | Trade receivables | Past due | 61-90 days
Disclosure of financial assets [Line Items]
Trade receivable, net	(50)	(53)
Loss allowances | Trade receivables | Past due | 91-120 days
Disclosure of financial assets [Line Items]
Trade receivable, net	(10)	(8)
Loss allowances | Trade receivables | Past due | >120 days
Disclosure of financial assets [Line Items]
Trade receivable, net	$ (661)	$ (659)